RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Certain senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”) (a)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc. (a)	Controlled by the ultimate controlling party of a principal shareholder of the Company

Note (a): In April 2026, the Company closed an underwritten public offering of 18,666,000 ADSs, each representing 1.25 ordinary shares of the Company (see Note 18 for detail). Right after the closing, WuXi AppTec Group’s shareholding in the Company dropped below 5% and WuXi AppTec Group had no significant influence over the Company. As a result, WuXi AppTec Group and WuXi Biologics (Cayman) Inc. were not considered the Group’s related parties since then.

b)	The Group had the following related party balances as of December 31, 2025 and June 30, 2026:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
WuXi AppTec Group(a)	14,276	—
Certain senior management personnel	3,073	3,025
Total amounts due from related parties	17,349	3,025

As of December 31, 2025, the amounts due from WuXi AppTec Group represented prepayments made for the CRO and CDMO services. As of December 31, 2025 and June 30, 2026, the amounts due form certain senior management member represented rent deposit and advance rent payments made to one senior management personnel for operating lease of the senior management member’s personal property for business use.

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
WuXi Biologics (Cayman) Inc. (a)	10,118,661	—
WuXi AppTec Group(a)	228,539	—
Total amounts due to related parties	10,347,200	—

As of December 31, 2025, the amounts due to related parties represented payables for the CRO and CDMO services.

c)	The Group had the following related party transactions during the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
WuXi Biologics (Cayman) Inc(a).	1,123,145	227,663
WuXi AppTec Group(a)	128,133	19,824
Certain senior management personnel	6,013	5,976
	1,257,291	253,463